Income Tax - Summary of Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Deferred tax assets	€ 0	€ 0
Deferred tax liabilities	0	0
Intangible assets [Member]
Statements [Line Items]
Deferred tax assets	1,288	1,770
Deferred tax liabilities	0	0
Right-of-use asset [Member]
Statements [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	2,629	1,713
Deferred revenue [Member]
Statements [Line Items]
Deferred tax assets	0	180
Deferred tax liabilities	0	0
Other liabilities [Member]
Statements [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	0	0
Lease liability [Member]
Statements [Line Items]
Deferred tax assets	2,627	1,776
Deferred tax liabilities	0	0
Deferred expenses [Member]
Statements [Line Items]
Deferred tax assets	12	3
Deferred tax liabilities	0	0
Recognized [Member]
Statements [Line Items]
Deferred tax assets	3,927	3,729
Recognized [Member]
Statements [Line Items]
Deferred tax liabilities	2,629	1,713
Netting [Member]
Statements [Line Items]
Deferred tax assets netting	(2,629)	(1,713)
Netting [Member]
Statements [Line Items]
Deferred tax liabilities netting	2,629	1,713
Nonrecognition Due To History Of Losses [Member]
Statements [Line Items]
Non-recognition due to history of losses	(1,298)	(2,016)
Non-recognition due to history of losses	€ 0	€ 0